BUSINESS COMBINATION (Tables) - Kyocera Circuit Solutions, Inc. (KCS)	12 Months Ended
Mar. 31, 2016
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

On October 1, 2014, Kyocera Circuit Solutions, Inc. was integrated into Kyocera SLC Technologies Corporation, which ran an organic substrate business, and the new integrated company was named Kyocera Circuit Solutions, Inc. On April 1, 2016, Kyocera Circuit Solutions, Inc. was merged into Kyocera. Kyocera is striving to further enhance its organic substrate business through this merger.

October 1, 2013
(Yen in millions)
Cash and cash equivalents	¥3,303
Trade receivables	8,231
Inventories	3,946
Others	910

Total current assets	16,390

Property, plant and equipment	5,413
Intangible assets	3,134
Others	860

Total non-current assets	9,407

Total assets	25,797

Trade notes and accounts payable	5,241
Others	3,202

Total current liabilities	8,443

Non-current liabilities	3,486

Total liabilities	11,929

Total identified assets and liabilities	13,868

Purchase price (Cash)	19,416

Goodwill	¥5,548

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed during the three months ended December 31, 2015. Acquisition-related costs of ¥232 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2016. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Electronic Device Group.

September 4, 2015
(Yen in millions)
Cash and cash equivalents	¥1,976
Trade receivables	5,630
Inventories	5,761
Others	183

Total current assets	13,550

Property, plant and equipment	4,527
Intangible assets	1,760
Others	396

Total non-current assets	6,683

Total assets	20,233

Short-term borrowings	3,722
Current portion of long-term debt	480
Trade notes and accounts payable	3,147
Others	951

Total current liabilities	8,300

Non-current liabilities	5,265

Total liabilities	13,565

Total identified assets and liabilities	6,668

The fair value of business as of September 4, 2015*1	17,274

Goodwill*2	¥10,606

*1	The fair value of business as of September 4, 2015 was calculated by multiplying 197 yen which was the price of tender offer for per common share by NIEC’s total number of common shares issued after deducting of the treasury shares.
*2	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed during the three months ended March 31, 2016. Acquisition-related costs of ¥68 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2016. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Information Equipment Group.

October 19, 2015
(Yen in millions)
Cash and cash equivalents	¥204
Trade receivables	1,079
Inventories	762
Others	569

Total current assets	2,614

Property, plant and equipment	222
Intangible assets	2,617
Others	424

Total non-current assets	3,263

Total assets	5,877

Current portion of long-term debt	364
Trade notes and accounts payable	391
Others	284

Total current liabilities	1,039

Deferred income taxes	539
Others	702

Total non-current liabilities	1,241

Total liabilities	2,280

Total identified assets and liabilities	3,597

The fair value of business as of October 19, 2015	5,733

Goodwill*	¥2,136

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Kyocera has used the acquisition method of accounting to record assets acquired and liabilities assumed in accordance with ASC805, “Business Combinations.” The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed during the three months ended March 31, 2016. Acquisition-related costs of ¥129 million were included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2016. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date. For segment reporting, it is reported in the Information Equipment Group.

November 3, 2015
(Yen in millions)
Cash and cash equivalents	¥60
Trade receivables	190
Others	129

Total current assets	379

Property, plant and equipment	50
Intangible assets	1,113
Others	53

Total non-current assets	1,216

Total assets	1,595

Short-term borrowings	165
Trade notes and accounts payable	42
Accrued expense	219
Unearned income	133
Others	187

Total current liabilities	746

Deferred income taxes	361
Others	32

Total non-current liabilities	393

Total liabilities	1,139

Total identified assets and liabilities	456

The fair value of business as of November 3, 2015	3,508

Goodwill*	¥3,052

*	The total amount of goodwill is not expected to be deductible for tax purposes.

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

September 4, 2015
(Yen in millions)
Intangible assets subject to amortization:
Technologies	¥388
Customer relationships	887
Trademarks	465
Others	20

Total	¥1,760

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

October 19, 2015
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥1,411
Trademarks	748
Others	458

Total	¥2,617

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

November 3, 2015
(Yen in millions)
Intangible assets subject to amortization:
Technologies	¥478
Customer relationships	480
Trademarks	155

Total	¥1,113

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

October 1, 2013
(Yen in millions)
Intangible assets subject to amortization:
Technologies	¥1,423
Customer relationships	1,200
Others	511

Total	¥3,134